Trade and Other Current Receivables - Summary of Trade and Other Current Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade receivables	€ 4,350	€ 3,439
Prepayments and accrued income	693	452
Other receivables	1,442	1,331
Total trade and other current receivables	€ 6,485	€ 5,222